Certy Nas 1-37829

16005123

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

DEC 2 3 2016

Washington, DC 20549

Electronic Mail Only

December 23, 2016

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on July 12, 2016 The Nasdaq Stock Market (the "Exchange") received from Hebron Technology Co., Ltd. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Shares, par value $0.001 per share

We further certify that the security described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery